2. ACQUISITION OF SUBSIDIARY UNDER COMMON CONTROL AND ADJUSTMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 104,123	$ 72,262
Prepaid expenses, related party	0	1,540
Prepaid expenses and other current assets	6,573	2,258
Property, equipment and leasehold improvements, net	202,073	224,704
Deferred income tax assets	23,527	17,649
Total assets	1,030,997	924,423
LIABILITIES
Long-term bank borrowings, current portion	8,938	14,784
Financing payables, related parties	273,970	151,921
Other payables and accrued liabilities	61,202	48,210
Long-term bank borrowings	95,719	118,424
Total liabilities	1,008,357	671,050
STOCKHOLDERS’ EQUITY
Ordinary shares	24	24
Additional paid-in capital	136,802	359,960
Statutory reserves	25,074	27,014
Accumulated losses	(146,173)	(150,282)
Accumulated other comprehensive income	6,913	16,657
Total stockholders’ equity	22,640	253,373
Total liabilities and stockholders’ equity	$ 1,030,997	924,423
Fincera
ASSETS
Cash and cash equivalents		61,957
Prepaid expenses, related party		0
Prepaid expenses and other current assets		1,520
Property, equipment and leasehold improvements, net		73,817
Deferred income tax assets		7,011
Total assets		750,315
LIABILITIES
Long-term bank borrowings, current portion		13,860
Financing payables, related parties		106,869
Other payables and accrued liabilities		35,806
Long-term bank borrowings		0
Total liabilities		494,246
STOCKHOLDERS’ EQUITY
Ordinary shares		24
Additional paid-in capital		329,276
Statutory reserves		27,014
Accumulated losses		(115,229)
Accumulated other comprehensive income		14,984
Total stockholders’ equity		256,069
Total liabilities and stockholders’ equity		750,315
Eastern Eagle
ASSETS
Cash and cash equivalents		10,305
Prepaid expenses, related party		41,148
Prepaid expenses and other current assets		738
Property, equipment and leasehold improvements, net		150,887
Deferred income tax assets		10,638
Total assets		213,716
LIABILITIES
Long-term bank borrowings, current portion		924
Financing payables, related parties		84,660
Other payables and accrued liabilities		12,404
Long-term bank borrowings		118,424
Total liabilities		216,412
STOCKHOLDERS’ EQUITY
Ordinary shares		0
Additional paid-in capital		30,684
Statutory reserves		0
Accumulated losses		(35,053)
Accumulated other comprehensive income		1,673
Total stockholders’ equity		(2,696)
Total liabilities and stockholders’ equity		213,716
Adjustments/Elimination
ASSETS
Cash and cash equivalents		0
Prepaid expenses, related party		(39,608)
Prepaid expenses and other current assets		0
Property, equipment and leasehold improvements, net		0
Deferred income tax assets		0
Total assets		(39,608)
LIABILITIES
Long-term bank borrowings, current portion		0
Financing payables, related parties		(39,608)
Other payables and accrued liabilities		0
Long-term bank borrowings		0
Total liabilities		(39,608)
STOCKHOLDERS’ EQUITY
Ordinary shares		0
Additional paid-in capital		0
Statutory reserves		0
Accumulated losses		0
Accumulated other comprehensive income		0
Total stockholders’ equity		0
Total liabilities and stockholders’ equity		$ (39,608)